LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan facilities (Details) - USD ($) $ in Millions						1 Months Ended	12 Months Ended
	Sep. 18, 2020	Jul. 24, 2020	Mar. 20, 2020	Dec. 16, 2019	Jul. 25, 2019	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Repayment of debt							$ 850.0	$ 200.0
Proceeds from drawdown of debt							950.0	300.0
Letters of credit and surety bonds							1,923.9	1,837.4
Tasiat Mauritamie Ltd. S.A
Long-term debt
Maximum borrowing capacity				$ 300.0
Proceeds from drawdown of debt				200.0
Remaining borrowing capacity				$ 100.0
Amount held in separate bank account for repayments							$ 25.0
Interest rate (as a percent)							4.38%
Standby fee (as percent of unused availablity)							1.60%
Revolving Credit Facility
Long-term debt
Facility utilized							$ 7.5	$ 119.1
Maximum borrowing capacity					$ 1,500.0		$ 1,500.0
Repayment of debt	$ 500.0	$ 250.0				$ 100.0
Proceeds from drawdown of debt			$ 750.0
Borrowings, maturity					August 10, 2024
Interest rate (as a percent)							1.625%
Standby fee (as percent of unused availablity)							0.325%
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)							1.0833%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)							1.625%